Income Taxes - Rollforward Of Deferred Tax Assets Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Asset, Net of Valuation Allowance [Roll Forward]
Valuation allowance for deferred tax assets - beginning of year	$ 11,184	$ 6,777
Change in valuation allowance for deferred tax assets during the year	15,591	4,407
Valuation allowance for deferred tax assets - end of year	$ 26,775	$ 11,184